25. Related Parties - Outstanding Balances (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Adi Hoess
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	€ 2	€ 5
Wolfgang Fischer
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	0	1
Thomas Hecht
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	16	26
Mathieu Simon
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	7	9
Berndt Modig
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	0	9
Ferdinand Verdonck
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	10	11
Ulrich Grau
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	14	21
Bernhard Ehmer
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	15	20
Harry Welten
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	8	0
Annalisa Jenkins
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	€ 8	€ 0